Summary of Significant Accounting Policies - Foreign Currencies (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Continuing Operations [Member]
Foreign Currencies
Foreign currency (loss) gain	$ (4,130)	$ 1,625	$ 113
Discontinued Operations [Member]
Foreign Currencies
Foreign currency (loss) gain		$ (290)	$ 700